T. ROWE PRICE Inflation Protected Bond Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.9%
Car Loan 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  330 325
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  285 286
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  545 541
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 470 464
1,616
Other Asset-Backed Securities 0.5%
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 391 392
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 700 682
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.311%, 7/15/33 (1) 480 479
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.458%, 1/25/32 (1) 570 567
MVW Owner Trust
Series 2018-1A, Class A
3.45%, 1/21/36 (1) 210 212
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 1.221%, 10/17/29 (1) 2,027 2,025
4,357
Student Loan 0.2%
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,437 1,373
1,373
Total Asset-Backed Securities
(Cost $7,451) 7,346

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 0.1%
FINANCIAL INSTITUTIONS 0.0%
Financial Other 0.0%
MAF Sukuk, 4.50%, 11/3/25  200 210
Total Financial Institutions 210
INDUSTRIAL 0.1%
Technology 0.1%
HCL America, 1.375%, 3/10/26 (1) 600 571
Total Industrial 571
Total Corporate Bonds
(Cost $817) 781
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Local Authorities 0.1%
Eastern Creation II Investment Holdings, 1.35%, 10/20/24  560 547
547
Owned No Guarantee 0.4%
Consorcio Transmantaro, 4.375%, 5/7/23  600 611
DAE Funding, 1.55%, 8/1/24 (1) 315 303
Global Sukuk, 0.946%, 6/17/24 (1) 1,304 1,264
Pertamina Persero, 4.875%, 5/3/22  1,200 1,206
3,384
Total Foreign Government Obligations & Municipalities
(Cost $3,996) 3,931
MUNICIPAL SECURITIES 0.4%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  260 252
252
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 54
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 78
132
Georgia 0.0%
Atlanta Water & Wastewater, 0.271%, 11/1/22  45 45
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 44
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 43
132

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,367
1,367
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  100 100
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  100 99
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 222
421
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  50 50
50
Texas 0.0%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  225 226
Dallas Area Rapid Transit, 0.397%, 12/1/22  45 45
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 29
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 24
324
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 0.947%,
6/1/22  90 90
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.193%,
6/1/23  135 134
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.497%,
6/1/24  180 178
402
Total Municipal Securities
(Cost $3,085) 3,080
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%
Collateralized Mortgage Obligations 2.5%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 53 53
Bayview MSR Opportunity Master Fund Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 956 942
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 1,657 1,627
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.387%, 1/25/30  291 285

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 7/25/30  344 343
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  670 667
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  473 470
Connecticut Avenue Securities
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 1.049%, 12/25/41 (1) 1,123 1,114
Connecticut Avenue Securities
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 745 743
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 800 784
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 123 122
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 58 59
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 237 235
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.625%, 7/25/44 (1) 7 7
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 1,352 1,326
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 1,961 1,930
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 606 619
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 109 109
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 977 965
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 220 222

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 111 110
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 2/25/60 (1) 44 43
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 62 62
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 40 40
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 45 45
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 33 33
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 903 875
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 180 179
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.137%, 12/25/30 (1) 475 473
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 9/25/48 (1) 321 321
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 67 67
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 1.049%, 1/25/42 (1) 1,650 1,635
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 1.349%, 2/25/42 (1) 1,635 1,635
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 842 820
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 437 427

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 606 594
19,981
Commercial Mortgage-Backed Securities 0.1%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.791%, 4/15/34 (1) 560 550
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.78%, 4/15/32 (1) 270 263
813
Residential Mortgage 0.1%
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 437 435
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, ARM
3.50%, 1/28/55 (1) 140 140
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 161 163
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, ARM
2.75%, 7/25/59 (1) 116 117
Towd Point Mortgage Trust
Series 2016-1, Class A3B, ARM
3.00%, 2/25/55 (1) 22 22
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 13 13
Towd Point Mortgage Trust
Series 2016-4, Class A1, ARM
2.25%, 7/25/56 (1) 24 24
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 45 45
959
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $22,099) 21,753
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.8%
U.S. Government Obligations 3.8%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  174 179

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA (2)
2.50%, 3/20/52  18,050 18,035
3.00%, 3/20/52  10,270 10,441
3.50%, 3/20/52  1,860 1,919
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $30,246) 30,574
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 90.3%
U.S. Treasury Obligations 90.3%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  10,130 10,807
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  6,360 6,821
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  8,582 9,392
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  21,120 24,519
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  22,789 26,980
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  1,842 2,197
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  11,656 14,474
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  10,112 12,757
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  735 945
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  13,060 16,963
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  4,127 5,503
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  19,104 19,832
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  12,714 13,519
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  23,469 24,936
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  45,730 48,866
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  26,107 27,853
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  11,980 12,862
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  57,165 61,425
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 (3) 26,338 28,610
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  27,897 30,477
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  5,730 6,260
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  69,035 75,809
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  32,644 35,786
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  29,699 31,388
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  20,069 21,624
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  15,465 16,784
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  9,062 9,902
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  3,963 4,214
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  13,068 14,360
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  56,166 58,931
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  53,804 58,445

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28  260 306
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $714,886) 733,547
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Treasury Reserve Fund, 0.10% (4)(5) 44,013 44,013
Total Short-Term Investments
(Cost $44,013) 44,013
Total Investments in Securities 104.1%
(Cost $826,593) $ 845,025
Other Assets Less Liabilities (4.1)% (33,054)
Net Assets 100.0% $ 811,971
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$28,320 and represents 3.5% of net assets.
(2) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $30,395 and represents 3.7% of net assets.
(3) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
FRN Floating Rate Note
GO General Obligation
NZD New Zealand Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Inflation Protected Bond Fund

.
.
.
.
.
.
.
.
.
.
TBA To-Be-Announced
USD U.S. Dollar
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.5%
Zero-Coupon Inflation Swaps 0.5%
Barclays Bank, 2 Year Zero-Coupon
Inflation Swap Pay Fixed 0.285% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 3/27/23 29,300 3,727 — 3,727
Total Bilateral Zero-Coupon Inflation Swaps — 3,727
Total Bilateral Swaps — 3,727
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 1.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/20/22 16,000 1,348 — 1,348
2 Year Zero-Coupon Inflation Swap Pay
Fixed 2.249% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/23 13,800 1,030 1 1,029
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.515% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/12/23 11,300 288 — 288
Total Centrally Cleared Zero-Coupon Inflation Swaps 2,665
Total Centrally Cleared Swaps 2,665
Net payments (receipts) of variation margin to date (2,702)
Variation margin receivable (payable) on centrally cleared swaps $ (37)

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 USD 782 NZD 1,195 $ (26)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 2,440 USD 1,953 (27)
Citibank 4/22/22 AUD 2,728 USD 1,960 23
Goldman Sachs 4/22/22 CAD 2,490 USD 1,962 3
Goldman Sachs 4/22/22 USD 1,930 CAD 2,440 4
Goldman Sachs 4/22/22 USD 1,950 CAD 2,490 (15)
HSBC Bank 4/22/22 NZD 2,955 USD 1,973 25
HSBC Bank 4/22/22 NZD 2,880 USD 1,955 (8)
HSBC Bank 4/22/22 USD 3,080 NZD 4,640 (57)
UBS Investment Bank 4/22/22 USD 1,927 AUD 2,728 (56)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (134)

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 34 U.S. Treasury Long Bond contracts 6/22 (5,328) $ 7
Long, 984 U.S. Treasury Notes five year contracts 6/22 116,389 585
Short, 338 U.S. Treasury Notes ten year contracts 6/22 (43,074) (200)
Short, 1,064 U.S. Treasury Notes two year contracts 6/22 (229,001) (391)
Long, 281 Ultra U.S. Treasury Notes ten year
contracts 6/22 39,713 349
Net payments (receipts) of variation margin to date 122
Variation margin receivable (payable) on open futures contracts $ 472

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.10% $ — $ — $ 6
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Treasury Reserve
Fund, 0.10% $ 14,310  ¤  ¤ $ 44,013
T. Rowe Price Short-Term Fund 7,473  ¤  ¤ —
Total $ 44,013^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,013.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Inflation Protected Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and

T. ROWE PRICE Inflation Protected Bond Fund

prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Inflation Protected Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 801,012 $ — $ 801,012
Short-Term Investments 44,013 — — 44,013
Total Securities 44,013 801,012 — 845,025
Swaps* — 6,392 — 6,392
Forward Currency Exchange
Contracts — 55 — 55
Futures Contracts* 941 — — 941
Total $ 44,954 $ 807,459 $ — $ 852,413
Liabilities
Forward Currency Exchange
Contracts $ — $ 189 $ — $ 189
Futures Contracts* 591 — — 591
Total $ 591 $ 189 $ — $ 780
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Inflation Protected Bond Fund

caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F147-054Q3 02/22